UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE AGGRESSIVE

GROWTH FUND (FORMERLY

KNOWN AS LEGG MASON PARTNERS

AGGRESSIVE GROWTH FUND)

FORM N-Q

NOVEMBER 30, 2009

Legg Mason ClearBridge Aggressive Growth Fund

Schedule of Investments (unaudited)	November 30, 2009

Shares	Security	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 15.9%
Internet & Catalog Retail - 0.9%
3,926,300	Liberty Media Holding Corp., Interactive Group, Series A Shares *	$41,775,832

Media - 14.7%
77,060	Ascent Media Corp., Class A Shares *	1,764,674
8,215,340	Cablevision Systems Corp., New York Group, Class A Shares	205,547,807
786,900	CBS Corp., Class B Shares	10,080,189
1,895,600	Comcast Corp., Class A Shares	27,808,452
13,253,540	Comcast Corp., Special Class A Shares	183,031,387
3,026,912	DIRECTV, Class A Shares *	95,741,242
770,600	Discovery Communications Inc., Class A Shares *	24,620,670
770,600	Discovery Communications Inc., Class C Shares *	21,607,624
699,831	Liberty Global Inc., Series A Shares *	13,499,740
709,748	Liberty Global Inc., Series C Shares *	13,762,014
342,633	Liberty Media - Starz, Series A Shares *	16,394,989
793,300	Liberty Media Holding Corp., Capital Group, Series A Shares *	17,523,997
786,900	Viacom Inc., Class B Shares *	23,323,716
997,200	World Wrestling Entertainment Inc., Class A Shares	16,025,004

	Total Media	670,731,505

Specialty Retail - 0.3%
2,635,700	Charming Shoppes Inc. *	12,704,074

	TOTAL CONSUMER DISCRETIONARY	725,211,411

ENERGY - 20.0%
Energy Equipment & Services - 10.8%
1,143,610	Core Laboratories NV	121,508,563
1,902,011	National-Oilwell Varco Inc.	81,824,513
17,547,680	Weatherford International Ltd. *	293,046,256

	Total Energy Equipment & Services	496,379,332

Oil, Gas & Consumable Fuels - 9.2%
7,037,005	Anadarko Petroleum Corp.	418,912,907

	TOTAL ENERGY	915,292,239

FINANCIALS - 3.0%
Capital Markets - 0.7%
1,348,400	Cohen & Steers Inc.	25,808,376
27,200	Goldman Sachs Group Inc.	4,614,752

	Total Capital Markets	30,423,128

Diversified Financial Services - 0.4%
1,337,722	Bank of America Corp.	21,202,894

Thrifts & Mortgage Finance - 1.9%
3,981,730	Astoria Financial Corp.	41,330,357
3,819,990	New York Community Bancorp Inc.	44,655,683

	Total Thrifts & Mortgage Finance	85,986,040

	TOTAL FINANCIALS	137,612,062

HEALTH CARE - 38.1%
Biotechnology - 21.0%
1,055,800	Alkermes Inc. *	9,481,084
5,579,990	Amgen Inc. *	314,432,436
135,875	AP Pharma Inc. *	123,646
6,313,620	Biogen Idec Inc. *	296,361,323
5,188,660	Genzyme Corp. *	263,065,062
952,000	Isis Pharmaceuticals Inc. *	10,195,920
1,653,140	Vertex Pharmaceuticals Inc. *	64,174,895

	Total Biotechnology	957,834,366

See Notes to Schedule of Investments.

Legg Mason ClearBridge Aggressive Growth Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Shares	Security	Value
Health Care Equipment & Supplies - 3.2%
3,119,950	Covidien PLC	$146,076,059

Health Care Providers & Services - 7.4%
11,826,980	UnitedHealth Group Inc.	339,079,517

Pharmaceuticals - 6.5%
1,077,376	Anesiva Inc. *	129,285
1,457,900	BioMimetic Therapeutics Inc. *	15,526,635
6,754,400	Forest Laboratories Inc. *	207,089,904
698,670	Teva Pharmaceutical Industries Ltd., ADR	36,882,789
1,182,691	Valeant Pharmaceuticals International *	38,662,169

	Total Pharmaceuticals	298,290,782

	TOTAL HEALTH CARE	1,741,280,724

INDUSTRIALS - 8.1%
Aerospace & Defense - 3.4%
1,963,235	L-3 Communications Holdings Inc.	153,858,727

Construction & Engineering - 0.6%
595,850	Fluor Corp.	25,311,708

Industrial Conglomerates - 2.5%
3,156,290	Tyco International Ltd.	113,216,122

Machinery - 1.6%
2,368,680	Pall Corp.	75,395,085

	TOTAL INDUSTRIALS	367,781,642

INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.2%
1,152,943	Arris Group Inc. *	11,517,901
611,972	Nokia Oyj	8,051,828
2,595,008	Nokia Oyj, ADR	34,409,806

	Total Communications Equipment	53,979,535

Computers & Peripherals - 3.1%
267,700	LaserCard Corp. *	1,437,549
3,568,480	SanDisk Corp. *	70,370,426
4,670,120	Seagate Technology	70,658,915

	Total Computers & Peripherals	142,466,890

Electronic Equipment, Instruments & Components - 1.9%
250,000	Dolby Laboratories Inc., Class A Shares *	11,180,000
3,230,930	Tyco Electronics Ltd.	74,989,885

	Total Electronic Equipment, Instruments & Components	86,169,885

Semiconductors & Semiconductor Equipment - 5.5%
4,211,150	Broadcom Corp., Class A Shares *	122,965,580
1,134,140	Cree Inc. *	54,245,916
953,400	DSP Group Inc. *	5,996,886
2,857,540	Intel Corp.	54,864,768
669,200	Standard Microsystems Corp. *	12,875,408

	Total Semiconductors & Semiconductor Equipment	250,948,558

Software - 1.6%
961,720	Advent Software Inc. *	36,468,423
1,497,900	Autodesk Inc. *	35,125,755

	Total Software	71,594,178

	TOTAL INFORMATION TECHNOLOGY	605,159,046

See Notes to Schedule of Investments.

Legg Mason ClearBridge Aggressive Growth Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Shares	Security	Value
MATERIALS - 1.5%
Metals & Mining - 1.5%
637,000	Freeport-McMoRan Copper & Gold Inc. *	$52,743,600
400,000	Nucor Corp.	16,964,000

	TOTAL MATERIALS	69,707,600

	TOTAL COMMON STOCKS (Cost - $3,103,345,288)	4,562,044,724

Face Amount
CORPORATE BOND & NOTE - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
$252,305	Anesiva Inc., Senior Notes 7.000% due 4/28/10 (a)(b) (Cost - $252,305)	252,305

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $3,103,597,593)	4,562,297,029

SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
11,842,000	Interest in $290,939,000 joint tri-party repurchase agreement dated 11/30/09 with Barclays Capital Inc., 0.150% due 12/1/09; Proceeds at maturity - $11,842,049; (Fully collateralized by various U.S. government obligations, 3.375% to 6.000% due 11/15/19 to 2/15/26; Market value - $12,078,840) (Cost - $11,842,000)	11,842,000

	TOTAL INVESTMENTS - 100.2% (Cost - $3,115,439,593#)	4,574,139,029
	Liabilities in Excess of Other Assets - (0.2)%	(7,313,200)

	TOTAL NET ASSETS - 100.0%	$4,566,825,829

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$4,562,044,724	—	—	$4,562,044,724
Corporate bond & note†	—	—	$252,305	252,305
Short-term investment†	—	$11,842,000	—	11,842,000

Total investments	$4,562,044,724	$11,842,000	$252,305	$4,574,139,029

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	Corporate Bond & Note
Balance as of August 31, 2009	$252,305
Accrued premiums/discounts	—
Realized gain/(loss)[1]	—
Change in unrealized appreciation (depreciation)[2]	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Balance as of November 30, 2009	$252,305

Net unrealized appreciation (depreciation) for investments in securities still held at November 30, 2009	—

[1]	This amount is included in net realized gain (loss) from investment transactions.

[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,890,929,824
Gross unrealized depreciation	(432,230,388)

Net unrealized appreciation	$1,458,699,436

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2009, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2010

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: January 25, 2010